Acquisitions - Preliminary Purchase Price and Preliminary Allocation Table (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 19, 2014	Dec. 31, 2014
Orbitz
Preliminary allocation of Purchase Price
Goodwill, Acquired During Period		$ 5,710
Travelocity Partner Network [Member]
Preliminary Purchase Price
Cash paid	$ 10,000
Preliminary allocation of Purchase Price
Property and equipment (software)	3,510
Finite-lived intangible assets - Customer relationships	1,560
Unfavorable Contracts	(780)	$ (500)
Goodwill, Acquired During Period	5,710
Fair value of net assets acquired	$ 10,000